CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues		$ 48,561,494	$ 52,399,423	$ 30,694,588
Cost of sales		(24,375,503)	(24,902,866)	(18,360,946)
Gross profit		24,185,991	27,496,557	12,333,642
Administrative expenses		(1,260,300)	(1,479,580)	(1,128,936)
Selling expenses		(3,039,557)	(2,714,682)	(1,241,883)
Other operating expenses		(127,526)	(1,370,319)	(417,803)
Operating profit		19,758,608	21,931,976	9,545,020
Net financial results
Financial income		8,535,154	14,628,724	1,068,656
Financial expenses		(17,700,134)	(22,763,300)	(3,020,602)
Other financial results		113,387	1,900,589	422,363
Gain on net monetary position		6,154,172	1,855,519	716,821
Total		(2,897,421)	(4,378,468)	(812,762)
Share of (loss) / profit from associates		(31,858)	28,008	33,291
Net income before income tax		16,829,329	17,581,516	8,765,549
Income tax (expense) / benefit		(4,024,211)	(20,261)	81,650
Total comprehensive income for the year		12,805,118	17,561,255	8,847,199
Total comprehensive income attributable to:
Owners of the Company		12,805,105	17,561,249	8,847,196
Non-controlling interests		$ 13	$ 6	$ 3
Weighted average of outstanding ordinary shares (in shares)	[1],[2]	776,121,341	788,405,563	794,495,283
Basic and diluted earnings per share (in pesos per share)		$ 16.50	$ 22.27	$ 11.14

[1]	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.